Loans, Impaired Loans, and Allowance for Credit Losses (Summary of Allowance for Loan Losses) (Details) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2024
IFRS Statement [Line Items]
Balance at beginning of period			$ 8,094
Total Allowance, including off-balance sheet instruments, at end of period	$ 9,701	$ 8,834	9,701	$ 8,834
Total Allowance for Loan Losses at end of period	8,682	7,811	8,682	7,811
Less: Total Allowance for off-balance sheet instruments	1,019	1,023	1,019	1,023
Residential mortgages [member]
IFRS Statement [Line Items]
Balance at beginning of period	348	403	365	403
Net remeasurement due to transfers into stage	(3)	(5)	(7)	(6)
New originations or purchases	7	9	19	24
Net repayments	(2)	(1)	(6)	(3)
Derecognition of financial assets (excluding disposals and write-offs)	(16)	(16)	(48)	(54)
Changes to risk, parameters, and models	15	(3)	28	23
Disposals	0	0	0	0
Write-offs	(5)	(2)	(7)	(6)
Recoveries	0	0	1	1
Foreign exchange and other adjustments	1	0	0	3
Total Allowance for Loan Losses at end of period	345	385	345	385
Residential mortgages [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	0	0	0	0
Residential mortgages [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	0	0	0	0
Residential mortgages [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	0	0	0	0
Consumer instalment and other personal [Member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	2,221	2,072	2,133	1,895
Balance at beginning of period			2,049
Net remeasurement due to transfers into stage	(22)	0	(13)	44
New originations or purchases	91	94	251	270
Net repayments	(55)	(50)	(159)	(138)
Derecognition of financial assets (excluding disposals and write-offs)	(67)	(66)	(186)	(171)
Changes to risk, parameters, and models	333	361	1,123	1,077
Disposals	0	0	0	0
Write-offs	(385)	(386)	(1,196)	(1,103)
Recoveries	92	84	262	238
Foreign exchange and other adjustments	3	1	(4)	(2)
Total Allowance, including off-balance sheet instruments, at end of period	2,211	2,110	2,211	2,110
Total Allowance for Loan Losses at end of period	2,132	2,025	2,132	2,025
Less: Total Allowance for off-balance sheet instruments	79	85	79	85
Consumer instalment and other personal [Member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	0	0	0	0
Consumer instalment and other personal [Member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	0	0	0	0
Consumer instalment and other personal [Member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	0	0	0	0
Credit card [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	2,716	2,644	2,699	2,577
Balance at beginning of period			2,097
Net remeasurement due to transfers into stage	27	(17)	(35)	30
New originations or purchases	39	37	113	116
Net repayments	5	15	52	70
Derecognition of financial assets (excluding disposals and write-offs)	(105)	(126)	(363)	(352)
Changes to risk, parameters, and models	435	488	1,535	1,386
Disposals	0	0	0	0
Write-offs	(497)	(478)	(1,558)	(1,408)
Recoveries	103	82	293	240
Foreign exchange and other adjustments	5	6	(8)	(8)
Total Allowance, including off-balance sheet instruments, at end of period	2,728	2,651	2,728	2,651
Total Allowance for Loan Losses at end of period	2,232	2,046	2,232	2,046
Less: Total Allowance for off-balance sheet instruments	496	605	496	605
Credit card [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	0	0	0	0
Credit card [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	0	0	0	0
Credit card [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	0	0	0	0
Businesses and government [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	4,299	3,428	3,940	3,310
Net remeasurement due to transfers into stage	12	0	70	59
New originations or purchases	438	296	1,052	864
Net repayments	(26)	(27)	(121)	(58)
Derecognition of financial assets (excluding disposals and write-offs)	(652)	(432)	(1,498)	(1,164)
Changes to risk, parameters, and models	518	514	1,717	1,127
Disposals	(13)	0	(22)	0
Write-offs	(158)	(113)	(743)	(459)
Recoveries	17	25	56	51
Foreign exchange and other adjustments	(18)	(3)	(34)	(42)
Total Allowance, including off-balance sheet instruments, at end of period	4,417	3,688	4,417	3,688
Total Allowance for Loan Losses at end of period	3,973	3,355	3,973	3,355
Less: Total Allowance for off-balance sheet instruments	444	333	444	333
Businesses and government [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	0	0	0	0
Businesses and government [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	0	0	0	0
Businesses and government [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	0	0	0	0
Stage 1 [member]
IFRS Statement [Line Items]
Balance at beginning of period			2,470
Total Allowance, including off-balance sheet instruments, at end of period	3,181	2,909	3,181	2,909
Total Allowance for Loan Losses at end of period	2,732	2,481	2,732	2,481
Less: Total Allowance for off-balance sheet instruments	449	428	449	428
Stage 1 [member] | Residential mortgages [member]
IFRS Statement [Line Items]
Balance at beginning of period	106	129	116	154
Net remeasurement due to transfers into stage	(7)	(10)	(19)	(24)
New originations or purchases	7	9	19	24
Net repayments	(1)	(1)	(3)	(3)
Derecognition of financial assets (excluding disposals and write-offs)	(3)	(2)	(12)	(5)
Changes to risk, parameters, and models	(22)	(32)	(65)	(103)
Disposals	0	0	0	0
Write-offs	0	0	0	0
Recoveries	0	0	0	0
Foreign exchange and other adjustments	0	0	0	(1)
Total Allowance for Loan Losses at end of period	101	129	101	129
Stage 1 [member] | Residential mortgages [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	28	42	85	110
Stage 1 [member] | Residential mortgages [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(7)	(6)	(20)	(23)
Stage 1 [member] | Residential mortgages [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	0	0	0	0
Stage 1 [member] | Consumer instalment and other personal [Member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	673	688	696	688
Balance at beginning of period			667
Net remeasurement due to transfers into stage	(91)	(81)	(234)	(198)
New originations or purchases	91	94	251	270
Net repayments	(23)	(20)	(65)	(56)
Derecognition of financial assets (excluding disposals and write-offs)	(22)	(22)	(64)	(55)
Changes to risk, parameters, and models	(79)	(82)	(227)	(208)
Disposals	0	0	0	0
Write-offs	0	0	0	0
Recoveries	0	0	0	0
Foreign exchange and other adjustments	2	0	(1)	(1)
Total Allowance, including off-balance sheet instruments, at end of period	708	692	708	692
Total Allowance for Loan Losses at end of period	683	663	683	663
Less: Total Allowance for off-balance sheet instruments	25	29	25	29
Stage 1 [member] | Consumer instalment and other personal [Member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	213	178	537	451
Stage 1 [member] | Consumer instalment and other personal [Member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(54)	(61)	(178)	(191)
Stage 1 [member] | Consumer instalment and other personal [Member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	(2)	(2)	(7)	(8)
Stage 1 [member] | Credit card [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	953	915	947	988
Balance at beginning of period			704
Net remeasurement due to transfers into stage	(98)	(132)	(398)	(358)
New originations or purchases	39	37	113	116
Net repayments	(13)	0	(7)	14
Derecognition of financial assets (excluding disposals and write-offs)	(13)	(10)	(49)	(30)
Changes to risk, parameters, and models	(125)	(93)	(400)	(329)
Disposals	0	0	0	0
Write-offs	0	0	0	0
Recoveries	0	0	0	0
Foreign exchange and other adjustments	1	3	(3)	(3)
Total Allowance, including off-balance sheet instruments, at end of period	929	943	929	943
Total Allowance for Loan Losses at end of period	728	695	728	695
Less: Total Allowance for off-balance sheet instruments	201	248	201	248
Stage 1 [member] | Credit card [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	280	301	1,000	810
Stage 1 [member] | Credit card [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(88)	(73)	(256)	(249)
Stage 1 [member] | Credit card [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	(7)	(5)	(18)	(16)
Stage 1 [member] | Businesses and government [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	1,328	1,170	1,150	1,319
Net remeasurement due to transfers into stage	(29)	(27)	(75)	(66)
New originations or purchases	438	296	1,052	864
Net repayments	2	2	17	19
Derecognition of financial assets (excluding disposals and write-offs)	(217)	(161)	(546)	(494)
Changes to risk, parameters, and models	(4)	(61)	82	(221)
Disposals	0	0	0	0
Write-offs	0	0	0	0
Recoveries	0	0	0	0
Foreign exchange and other adjustments	7	5	9	(12)
Total Allowance, including off-balance sheet instruments, at end of period	1,443	1,145	1,443	1,145
Total Allowance for Loan Losses at end of period	1,220	994	1,220	994
Less: Total Allowance for off-balance sheet instruments	223	151	223	151
Stage 1 [member] | Businesses and government [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	123	80	277	194
Stage 1 [member] | Businesses and government [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(203)	(158)	(517)	(441)
Stage 1 [member] | Businesses and government [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	(2)	(1)	(6)	(17)
Stage 2 [member]
IFRS Statement [Line Items]
Balance at beginning of period			4,082
Total Allowance, including off-balance sheet instruments, at end of period	4,849	4,647	4,849	4,647
Total Allowance for Loan Losses at end of period	4,288	4,065	4,288	4,065
Less: Total Allowance for off-balance sheet instruments	561	582	561	582
Stage 2 [member] | Residential mortgages [member]
IFRS Statement [Line Items]
Balance at beginning of period	174	214	189	192
Net remeasurement due to transfers into stage	4	5	12	18
Net repayments	(1)	0	(3)	0
Derecognition of financial assets (excluding disposals and write-offs)	(5)	(8)	(15)	(20)
Changes to risk, parameters, and models	24	23	58	97
Disposals	0	0	0	0
Write-offs	0	0	0	0
Recoveries	0	0	0	0
Foreign exchange and other adjustments	0	0	0	1
Total Allowance for Loan Losses at end of period	171	198	171	198
Stage 2 [member] | Residential mortgages [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	(27)	(42)	(81)	(107)
Stage 2 [member] | Residential mortgages [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	15	12	43	40
Stage 2 [member] | Residential mortgages [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	(13)	(6)	(32)	(23)
Stage 2 [member] | Consumer instalment and other personal [Member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	1,270	1,146	1,175	1,010
Balance at beginning of period			1,120
Net remeasurement due to transfers into stage	67	78	215	235
Net repayments	(27)	(25)	(81)	(70)
Derecognition of financial assets (excluding disposals and write-offs)	(29)	(31)	(86)	(77)
Changes to risk, parameters, and models	165	167	525	461
Disposals	0	0	0	0
Write-offs	0	0	0	0
Recoveries	0	0	0	0
Foreign exchange and other adjustments	1	1	(3)	(2)
Total Allowance, including off-balance sheet instruments, at end of period	1,241	1,180	1,241	1,180
Total Allowance for Loan Losses at end of period	1,187	1,124	1,187	1,124
Less: Total Allowance for off-balance sheet instruments	54	56	54	56
Stage 2 [member] | Consumer instalment and other personal [Member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	(212)	(177)	(533)	(448)
Stage 2 [member] | Consumer instalment and other personal [Member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	77	82	249	254
Stage 2 [member] | Consumer instalment and other personal [Member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	(71)	(61)	(220)	(183)
Stage 2 [member] | Credit card [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	1,314	1,345	1,374	1,277
Balance at beginning of period			1,015
Net remeasurement due to transfers into stage	118	109	343	369
Net repayments	2	0	5	6
Derecognition of financial assets (excluding disposals and write-offs)	(31)	(17)	(74)	(51)
Changes to risk, parameters, and models	345	294	1,120	880
Disposals	0	0	0	0
Write-offs	0	0	0	0
Recoveries	0	0	0	0
Foreign exchange and other adjustments	4	2	(2)	(4)
Total Allowance, including off-balance sheet instruments, at end of period	1,356	1,336	1,356	1,336
Total Allowance for Loan Losses at end of period	1,061	979	1,061	979
Less: Total Allowance for off-balance sheet instruments	295	357	295	357
Stage 2 [member] | Credit card [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	(269)	(289)	(967)	(783)
Stage 2 [member] | Credit card [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	113	98	325	310
Stage 2 [member] | Credit card [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	(240)	(206)	(768)	(668)
Stage 2 [member] | Businesses and government [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	2,134	1,778	1,937	1,521
Net remeasurement due to transfers into stage	42	26	145	119
Net repayments	2	(22)	(22)	(41)
Derecognition of financial assets (excluding disposals and write-offs)	(314)	(196)	(709)	(450)
Changes to risk, parameters, and models	311	340	872	736
Disposals	0	0	0	0
Write-offs	0	0	0	0
Recoveries	0	0	0	0
Foreign exchange and other adjustments	(5)	9	(12)	9
Total Allowance, including off-balance sheet instruments, at end of period	2,081	1,933	2,081	1,933
Total Allowance for Loan Losses at end of period	1,869	1,764	1,869	1,764
Less: Total Allowance for off-balance sheet instruments	212	169	212	169
Stage 2 [member] | Businesses and government [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	(122)	(80)	(273)	(194)
Stage 2 [member] | Businesses and government [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	214	163	548	453
Stage 2 [member] | Businesses and government [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	(181)	(85)	(405)	(220)
Stage 3 [member]
IFRS Statement [Line Items]
Balance at beginning of period			1,542
Total Allowance, including off-balance sheet instruments, at end of period	1,671	1,278	1,671	1,278
Total Allowance for Loan Losses at end of period	1,662	1,265	1,662	1,265
Less: Total Allowance for off-balance sheet instruments	9	13	9	13
Stage 3 [member] | Residential mortgages [member]
IFRS Statement [Line Items]
Balance at beginning of period	68	60	60	57
Net remeasurement due to transfers into stage	0	0	0	0
Net repayments	0	0	0	0
Derecognition of financial assets (excluding disposals and write-offs)	(8)	(6)	(21)	(29)
Changes to risk, parameters, and models	13	6	35	29
Disposals	0	0	0	0
Write-offs	(5)	(2)	(7)	(6)
Recoveries	0	0	1	1
Foreign exchange and other adjustments	1	0	0	3
Total Allowance for Loan Losses at end of period	73	58	73	58
Stage 3 [member] | Residential mortgages [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	(1)	0	(4)	(3)
Stage 3 [member] | Residential mortgages [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(8)	(6)	(23)	(17)
Stage 3 [member] | Residential mortgages [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	13	6	32	23
Stage 3 [member] | Consumer instalment and other personal [Member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	278	238	262	197
Balance at beginning of period			262
Net remeasurement due to transfers into stage	2	3	6	7
Net repayments	(5)	(5)	(13)	(12)
Derecognition of financial assets (excluding disposals and write-offs)	(16)	(13)	(36)	(39)
Changes to risk, parameters, and models	247	276	825	824
Disposals	0	0	0	0
Write-offs	(385)	(386)	(1,196)	(1,103)
Recoveries	92	84	262	238
Foreign exchange and other adjustments	0	0	0	1
Total Allowance, including off-balance sheet instruments, at end of period	262	238	262	238
Total Allowance for Loan Losses at end of period	262	238	262	238
Less: Total Allowance for off-balance sheet instruments	0	0	0	0
Stage 3 [member] | Consumer instalment and other personal [Member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	(1)	(1)	(4)	(3)
Stage 3 [member] | Consumer instalment and other personal [Member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(23)	(21)	(71)	(63)
Stage 3 [member] | Consumer instalment and other personal [Member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	73	63	227	191
Stage 3 [member] | Credit card [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	449	384	378	312
Balance at beginning of period			378
Net remeasurement due to transfers into stage	7	6	20	19
Net repayments	16	15	54	50
Derecognition of financial assets (excluding disposals and write-offs)	(61)	(99)	(240)	(271)
Changes to risk, parameters, and models	215	287	815	835
Disposals	0	0	0	0
Write-offs	(497)	(478)	(1,558)	(1,408)
Recoveries	103	82	293	240
Foreign exchange and other adjustments	0	1	(3)	(1)
Total Allowance, including off-balance sheet instruments, at end of period	443	372	443	372
Total Allowance for Loan Losses at end of period	443	372	443	372
Less: Total Allowance for off-balance sheet instruments	0	0	0	0
Stage 3 [member] | Credit card [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	(11)	(12)	(33)	(27)
Stage 3 [member] | Credit card [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(25)	(25)	(69)	(61)
Stage 3 [member] | Credit card [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	247	211	786	684
Stage 3 [member] | Businesses and government [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	837	480	853	470
Net remeasurement due to transfers into stage	(1)	1	0	6
Net repayments	(30)	(7)	(116)	(36)
Derecognition of financial assets (excluding disposals and write-offs)	(121)	(75)	(243)	(220)
Changes to risk, parameters, and models	211	235	763	612
Disposals	(13)	0	(22)	0
Write-offs	(158)	(113)	(743)	(459)
Recoveries	17	25	56	51
Foreign exchange and other adjustments	(20)	(17)	(31)	(39)
Total Allowance, including off-balance sheet instruments, at end of period	893	610	893	610
Total Allowance for Loan Losses at end of period	884	597	884	597
Less: Total Allowance for off-balance sheet instruments	9	13	9	13
Stage 3 [member] | Businesses and government [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	(1)	0	(4)	0
Stage 3 [member] | Businesses and government [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(11)	(5)	(31)	(12)
Stage 3 [member] | Businesses and government [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	$ 183	$ 86	$ 411	$ 237